UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06302

Cohen & Steers Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

Item 1. Schedule of Investments

COHEN & STEERS REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value
COMMON STOCK 97.2%
DIVERSIFIED 8.3%
Cousins Properties	2,655,209	$21,985,131
Forest City Enterprises	1,248,847	16,697,085
Lexington Realty Trust	1,304,303	6,651,945
Vornado Realty Trust	1,998,574	128,728,151
		174,062,312
HEALTH CARE 9.7%
Brookdale Senior Living	1,919,065	34,792,648
HCP	2,769,957	79,608,564
Health Care REIT	213,738	8,895,776
Nationwide Health Properties	1,245,101	38,585,680
Ventas	1,054,454	40,596,479
		202,479,147
HOTEL 8.9%
Gaylord Entertainment Co.(a)	1,100,692	22,123,909
Hospitality Properties Trust	2,525,594	51,446,350
Host Hotels & Resorts	5,448,251	64,125,914
LaSalle Hotel Properties	576,648	11,336,900
Orient-Express Hotels Ltd.	2,235,937	25,735,635
Starwood Hotels & Resorts Worldwide	331,322	10,943,565
		185,712,273
INDUSTRIAL 6.3%
AMB Property Corp.	533,347	12,240,314
DCT Industrial Trust	3,778,979	19,310,583
EastGroup Properties	201,260	7,692,157
ProLogis	7,861,519	93,709,306
		132,952,360
OFFICE 14.1%
BioMed Realty Trust	1,556,259	21,476,374
Boston Properties	1,109,919	72,755,191

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	Number of Shares	Value
Brandywine Realty Trust	1,714,711	$18,930,409
Brookfield Properties Corp.	1,916,097	21,575,252
Douglas Emmett	1,028,415	12,628,936
Kilroy Realty Corp.	1,427,497	39,598,767
Liberty Property Trust	1,023,303	33,288,047
Mack-Cali Realty Corp.	1,018,768	32,936,769
SL Green Realty Corp.	993,460	43,563,221
		296,752,966
OFFICE/INDUSTRIAL 1.3%
PS Business Parks	514,765	26,417,740

RESIDENTIAL 13.3%
APARTMENT 12.4%
American Campus Communities	289,013	7,759,999
Apartment Investment & Management Co.	1,597,470	23,562,683
AvalonBay Communities	471,672	34,304,705
BRE Properties	354,158	11,085,145
Camden Property Trust	1,054,707	42,504,692
Colonial Properties Trust	424,267	4,128,118
Education Realty Trust	1,647,909	9,772,100
Equity Residential	3,106,584	95,372,129
UDR	2,033,727	32,010,863
		260,500,434
MANUFACTURED HOME 0.9%
Equity Lifestyle Properties	428,114	18,318,998
TOTAL RESIDENTIAL		278,819,432

SELF STORAGE 8.9%
Public Storage	2,100,999	158,079,165
Sovran Self Storage	539,891	16,428,883
U-Store-It Trust	2,013,047	12,581,544
		187,089,592

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		Number of Shares	Value
SHOPPING CENTER 21.4%
COMMUNITY CENTER 7.4%
Developers Diversified Realty Corp.		3,125,643	$28,880,941
Federal Realty Investment Trust		490,746	30,117,082
Inland Real Estate Corp.		1,496,185	13,106,581
Kimco Realty Corp.		2,670,139	34,818,612
Regency Centers Corp.		530,702	19,662,509
Weingarten Realty Investors		1,416,340	28,213,493
			154,799,218
FREE STANDING 0.3%
Alexander’s		21,877	6,472,967

REGIONAL MALL 13.7%
Macerich Co.		1,773,113	53,778,517
Simon Property Group		3,371,206	234,062,833
			287,841,350
TOTAL SHOPPING CENTER			449,113,535

SPECIALTY 5.0%
Digital Realty Trust		928,910	42,460,476
Plum Creek Timber Co.		1,027,609	31,485,940
Rayonier		729,095	29,827,276
			103,773,692

TOTAL INVESTMENTS (Identified cost—$1,435,127,728)	97.2%		2,037,173,049

OTHER ASSETS IN EXCESS OF LIABILITIES	2.8%		58,197,371

NET ASSETS (Equivalent to $43.54 per share based on 48,123,812 shares of common stock outstanding)	100.0%		$2,095,370,420

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Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a) Non-income producing security.

4

NOTES TO FINANCIAL STATEMENTS

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.  If after a close of the foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in

NOTES TO FINANCIAL STATEMENTS (continued)

the absence of a principal market the most advantageous market for the investment or liability. The hierarchy of inputs is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at September 30, 2009 Using
	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$2,037,173,049	$2,037,173,049	—	—

Note 2. Income Tax Information

As of September 30, 2009, the federal tax cost and net unrealized appreciation on securities were as follows:

Gross unrealized appreciation	$615,402,714
Gross unrealized depreciation	(13,357,393)
Net unrealized appreciation	$602,045,321

Cost for federal income tax purposes	$1,435,127,728

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal executive officer		Title: Treasurer and principal financial officer

Date: November 23, 2009